REVERSE STOCK SPLIT (Details Narrative)	Aug. 07, 2024	May 01, 2023
Reverse stock split	sixty thousand pre-split shares (1:60,000)	one-for-one thousand (1:1,000)
Board of Directors [Member]
Reverse stock split	the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of August 7, 2024 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per sixty thousand pre-split shares (1:60,000) (the “Reverse Stock Split”). The Reverse Stock Split became effective as of January 29, 2025. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split. Certain common stock, option, and warrant quantities have been adjusted to nil due to the magnitude of the Reverse Stock Split.